Leases - Summary of capitalised finance leases (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total undiscounted cash payments expected to be made	$ 1,686	$ 1,514
Effect of discounting	(335)	(314)
Present value of minimum lease payments	1,351	1,200
Comprising:
Current lease liability per the balance sheet	345	292	[1]
Non-current lease liability per the balance sheet	1,006	908	[1]
Total lease liability	1,351	1,200
Due within 1 year
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total undiscounted cash payments expected to be made	385	329
Between 1 and 3 years
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total undiscounted cash payments expected to be made	457	388
Between 3 and 5 years
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total undiscounted cash payments expected to be made	270	191
More than 5 years
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total undiscounted cash payments expected to be made	$ 574	$ 606

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.